Share-based Payments Arrangement - Black-Scholes Model and Related Assumptions used to Evaluate Options and Fair Value of Options by CLPT (Detail)	Nov. 07, 2025 TWD ($) yr $ / shares	Oct. 30, 2025 TWD ($) yr $ / shares	Sep. 26, 2023 TWD ($) yr $ / shares	May 31, 2022 TWD ($) yr $ / shares	Feb. 26, 2021 TWD ($) yr $ / shares
C L P T Plan
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Grant-date share price		$ 33.41	$ 28.43	$ 18.66	$ 17.63
Exercise price		$ 16.87	$ 16.87	$ 16.87	$ 16.87
Dividend yield		0.00%	0.00%	0.00%	0.00%
Risk-free interest rate		1.20%	1.10%	0.98%	0.31%
Expected life | yr		0.08	4	4	4
Expected volatility		29.59%	31.99%	35.76%	35.22%
Weighted average fair value of grants | $		$ 16,560	$ 13,225	$ 5,665	$ 4,750
IISI Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Grant-date share price	$ 46.12
Exercise price	$ 46
Dividend yield	0.00%
Risk-free interest rate	1.20%
Expected life | yr	0.04
Expected volatility	40.69%
Weighted average fair value of grants | $	$ 1.57